Finance income - Summary of Finance Income (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Expenses [Abstract]
Foreign exchange differences	€ 11,100,392	€ 11,760,469	€ (963,685)
Interest expense	(16,105)	(267,510)	(92,470)
Other finance expenses	(23,149)	(14,995)	(6,208)
Total finance (expenses)/income	€ 11,061,138	€ 11,477,964	€ (1,062,363)